Long-Term Debt Loss on Early Extinguishment of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Extinguishment of Debt [Line Items]
Loss on early extinguishments and modifications of debt	$ 1,582	$ 42,364	$ 40,733
Parent Only [Member] | Senior Notes
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	0	0	23,962
Parent Only [Member] | Bank Credit Facility
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	0	9,512	2,086
Premium and Consent Fees [Member] | Parent Only [Member] | Senior Notes
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	0	15,750	0
Senior Notes Due 2020 [Member] | Parent Only [Member] | Senior Notes
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	0	5,976	0
Senior Secured Notes Due 2018 [Member] | Parent Only [Member] | Senior Notes
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	0	4,497	0
Senior Notes Due 2018 [Member] | Parent Only [Member] | Senior Notes
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	0	0	4,888
Holdco Note | Parent Only [Member] | Promissory Note [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	0	0	7,819
Bank Credit Facility | Parent Only [Member] | Bank Credit Facility
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	1,086	6,629	1,978
Amended Credit Facility | Parent Only [Member] | Bank Credit Facility
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	$ 496	$ 0	$ 0